Income Taxes (Summary Of Activity Related To Net Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Income Taxes
Balance at October 1, 2010	$ 9,968
Increases based on tax positions related to prior fiscal years	5,959
Increases based on tax positions related to the current fiscal year	877
Balance at September 30, 2011	$ 16,804